INFORMATION OF GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2012	2011	2010
USA	81%	78%	69%
India	3	7	14
Asia Pacific*	10	8	8
Europe*	5	5	7
Israel	1	2	2
Total	100%	100%	100%

* Represents revenues from individual countries of less than 10% each.

Schedule of Long-Lived Assets by Geographic Area
	As of December 31,
	2012	2011
Israel	$217,402	$251,506
United States	87,366	96,672
Japan	129,700	150,505
Total	$434,468	$498,683

Schedule of Accounts Receivable of Major Customers
	As of December 31,
	2012	2011
Customer 1	30%	43%
Customer 2	12%	2%

Schedule of Revenues of Major Customers
	Year ended December 31,
	2012	2011	2010
Customer A	43%	32%	--%
Customer B	3	7	14
Customer C	1	4	16
Other customers (*)	13	15	21